PP&E (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PP&E
PP&E	$ 2,271,838	$ 2,468,820
Net carrying value
PP&E
PP&E	2,296,310	2,499,502
PP&ES | Impairment allowance
PP&E
PP&E	(2,479)	(2,402)	$ (9,826)
PP&ES | Net carrying value
PP&E
PP&E	2,296,310	2,499,502
Materials | Impairment allowance
PP&E
PP&E	(21,993)	(28,280)
Materials | Net carrying value
PP&E
PP&E	$ 214,651	$ 255,306